Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Policy loans allocated to related party	$ 1,367	$ 1,540
Average annualized credited rate for the single premium deferred index annuity	1.50%	1.44%	1.63%
Average annualized credited rate for the risk control accounts of the flexible premium deferred variableand index linked deferred annuity	1.20%	1.59%	1.12%
Average credited interest rate	4.50%	4.50%	4.50%
Future minimum guaranteed interest rate	4.50%